Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED JULY 12, 2021

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2021, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information, dated February 1, 2021 (the “SAI”):

Effective immediately, Joshua L. Haggerty is appointed as co-portfolio manager, and Daniel A. Morrall is appointed as an associate portfolio manager of Sterling Capital Special Opportunities Fund. In addition, effective immediately, Adam B. Bergman is appointed as a co-portfolio manager and Charles J. Wittmann is appointed as an associate portfolio manager of the Sterling Capital Equity Income Fund. As of June 30, 2021, Daniel A. Morrall did not beneficially own any equity securities of the Sterling Capital Special Opportunities Fund.

Accordingly, the following disclosure is hereby added to the section of the SAI entitled “Portfolio Managers—Number of Other Accounts Managed and Assets by Account Type,” and includes information as of May 31, 2021*:

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Charles J. Wittmann	Number: None Assets: N/A	Number: None Assets: N/A	Number: 58 Assets: $1 Billion
Daniel A. Morrall	Number: None Assets: N/A	Number: None Assets: N/A	Number: 19 Assets: $699 Million

As of May 31, 2021, the following portfolio managers managed the following accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS**
Charles J. Wittmann	Number: None Assets: N/A	Number: None Assets: N/A	Number: 2 Assets: $50 Million

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

**	The advisory fees for these other accounts have both performance-based and asset-based components.

The following disclosure is hereby added to the section of the SAI entitled “Securities Ownership” and includes information as of June 30, 2021:

PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
Charles J. Wittmann	Equity Income Fund: $100,001-$500,000

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAI-SUP-0721